Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Mineral properties, plant and equipment consist of:

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2017
Net of accumulated depreciation	$694,501	$58,578	$259,953	$209,695	$1,222,727
Additions	120,098	4,066	—	23,938	148,102
Acquisition of Argentine projects (1) (2)	—	40,315	—	30	40,345
Disposals	—	—	(195)	(2,710)	(2,905)
Depreciation and amortization	(53,124)	—	—	(69,764)	(122,888)
Depreciation charge captured in inventory	(4,104)	—	—	—	(4,104)
Impairment reversal	27,531	6,892	1,317	25,814	61,554
Transferred to assets held for sale	—	—	(7,947)	(2)	(7,949)
Transfers	(22,400)	(38,042)	—	57,862	(2,580)
Closure and decommissioning – changes in estimate	4,381	—	—	—	4,381
As at December 31, 2017	$766,883	$71,809	$253,128	$244,863	$1,336,683

Cost as at December 31, 2017	2,018,937	77,242	653,216	889,655	3,639,050
Accumulated depreciation and impairments	(1,252,054)	(5,433)	(400,088)	(644,792)	(2,302,367)
Carrying value – December 31, 2017	$766,883	$71,809	$253,128	$244,863	$1,336,683

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2016
Net of accumulated depreciation	$620,035	$120,351	$276,307	$128,528	$1,145,221
Additions	88,331	—	—	112,506	200,837
Disposals	—	—	—	(1,208)	(1,208)
Depreciation and amortization	(34,803)	—	—	(81,152)	(115,955)
Depreciation charge captured in inventory	(9,675)	—	—	—	(9,675)
Transfers	21,976	(61,773)	(16,354)	51,021	(5,130)
Closure and decommissioning – changes in estimate	8,637	—	—	—	8,637
As at December 31, 2016	$694,501	$58,578	$259,953	$209,695	$1,222,727

Cost as at December 31, 2016	1,916,954	70,675	661,357	820,687	3,469,673
Accumulated depreciation and impairments	(1,222,453)	(12,097)	(401,404)	(610,992)	(2,246,946)
Carrying value – December 31, 2016	$694,501	$58,578	$259,953	$209,695	$1,222,727

	December 31, 2017			December 31, 2016
	Cost	Accumulated Depreciation and Impairment	Carrying Value	Cost	Accumulated Depreciation and Impairment	Carrying Value
Huaron mine, Peru	$196,111	$(107,970)	$88,141	$185,850	$(95,195)	$90,655
Morococha mine, Peru	230,932	(135,868)	95,064	222,517	(183,289)	39,228
Alamo Dorado mine, Mexico	194,023	(194,023)	—	197,199	(197,199)	—
La Colorada mine, Mexico	279,541	(100,970)	178,571	262,516	(81,888)	180,628
Dolores mine, Mexico	1,485,200	(908,651)	576,549	1,358,923	(837,478)	521,445
Manantial Espejo mine, Argentina	367,573	(353,322)	14,251	361,553	(347,855)	13,698
San Vicente mine, Bolivia	131,038	(79,595)	51,443	124,618	(74,251)	50,367
Other	24,174	(16,447)	7,727	24,465	(16,290)	8,175
Total	$2,908,592	$(1,896,846)	$1,011,746	$2,737,641	$(1,833,445)	$904,196

Land and Non-Producing Properties:
Land	$4,990	$(1,234)	$3,756	$4,900	$(1,462)	$3,438
Navidad project, Argentina	566,577	(376,101)	190,476	566,572	(376,101)	190,471
Minefinders projects, Mexico	73,956	(16,929)	57,027	112,029	(16,929)	95,100
Morococha, Peru	9,674	—	9,674	9,674	(6,436)	3,238
Argentine projects (1) (2)	44,376	—	44,376	—	—	—
Other	30,885	(11,257)	19,628	38,857	(12,573)	26,284
Total non-producing properties	$730,458	$(405,521)	$324,937	$732,032	$(413,501)	$318,531
Total mineral properties, plant and equipment	$3,639,050	$(2,302,367)	$1,336,683	$3,469,673	$(2,246,946)	$1,222,727

(1)On February 10, 2017, the Company completed the acquisition of 100% of Coeur Joaquin S.R.L., subsequently renamed Minera Joaquin S.R.L. (“Joaquin”).  Joaquin’s principal asset is the Joaquin project, located in the Santa Cruz province of southern Argentina. During the year ended December 31, 2017, The Company completed technical studies to define the scope of economically recoverable mineralized material. The consideration for the acquisition was $25.0 million, comprised of $15.0 million in cash and $10.0 million of the Company’s common shares valued as of January 13, 2017 (555,654 total common shares), plus a 2.0% net smelter returns royalty on the Joaquin project. Transaction costs were $0.3 million.
(2)On May 31, 2017, the Company acquired 100% of Patagonia Gold Plc's ("Patagonia") COSE project in the Santa Cruz province of southern Argentina from Patagonia. Consideration payable to Patagonia included $15 million, of which $7.5 million is deferred, plus a 1.5% net smelter returns ("NSR") royalty on the COSE project. On May 31, 2017, the Company made a payment of $7.5 million and granted a 1.5% NSR on production from COSE, and the title to COSE transferred to the Company. The remaining $7.5 million payment is due on the earlier of 12 months from the closing date, or the commencement of commercial production.

The assets acquired and liabilities assumed from both projects have been included in the table above under "Argentine projects", and in the "Manantial Espejo" reportable operating segment of the segment note (Note 26). The Company concluded that the acquired assets and assumed liabilities did not constitute a business and accordingly the transactions were accounted for as asset acquisitions. The Joaquin purchase price was allocated to the assets acquired and liabilities assumed on a relative fair value basis with $25.4 million allocated to mineral properties, plant and equipment and the remaining allocated to working capital items ($0.04 million). The COSE purchase price of $15.0 million was allocated to mineral properties, plant and equipment.